Related Party Transactions and Balance (Details) ¥ in Thousands, $ in Thousands		6 Months Ended			12 Months Ended
	Nov. 22, 2023 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Related Party Transactions and Balance [Line Items]
Outsourcing service expenses					¥ 25,139	¥ 16,677	¥ 41,377
Other current liabilities balance		¥ 17,364			20,466	23,691		$ 2,389	$ 2,879
Mr. Hui Yuan’s [Member]
Related Party Transactions and Balance [Line Items]
Loan payable		1,500			1,500
Related Party [Member]
Related Party Transactions and Balance [Line Items]
Prepayment balance		314			1,125	248		$ 43	158
Shanghai Three Drivers Culture Media Co., Limited [Member] | Outsourcing Service Agreements [Member]
Related Party Transactions and Balance [Line Items]
Prepayment balance		314		¥ 1,125	1,125	248
Shanghai Three Drivers Culture Media Co., Limited [Member] | Outsourcing Service Agreements [Member] | Related Party [Member]
Related Party Transactions and Balance [Line Items]
Outsourcing service expenses		2,760		1,286
Shanghai Three Drivers Culture Media Co., Limited [Member] | Outsourcing Service Agreements [Member] | Related Party [Member]
Related Party Transactions and Balance [Line Items]
Outsourcing service expenses					3,974	1,526	¥ 2,721
Shanghai Three Drivers Culture Media Co., Limited [Member] | Promotion Service Agreements
Related Party Transactions and Balance [Line Items]
Outsourcing service expenses					963
Shanghai Three Drivers Culture Media Co., Limited [Member] | Promotion Service Agreements | Related Party [Member]
Related Party Transactions and Balance [Line Items]
Related party expenses				¥ 565
Shanghai Three Drivers Culture Media Co., Limited [Member] | Promotion Service Agreements | Related Party [Member]
Related Party Transactions and Balance [Line Items]
Outsourcing service expenses						1,415
Chief Executive Officer [Member]
Related Party Transactions and Balance [Line Items]
Business development payment					12,591
Repaid amount					12,461
Other current liabilities balance		4,070
Chief Executive Officer [Member] | Mr. Wen [Member]
Related Party Transactions and Balance [Line Items]
Received amount		4,510
Chief Executive Officer [Member] | Mr. Hui Yuan’s [Member]
Related Party Transactions and Balance [Line Items]
Received amount		¥ 1,500
Interest rate		3.45%						3.45%
Chief Executive Officer [Member] | Related Party [Member]
Related Party Transactions and Balance [Line Items]
Other current liabilities balance						130
COO Mr. Hui Yuan [Member]
Related Party Transactions and Balance [Line Items]
Other current liabilities balance					¥ 1,500
Received amount	¥ 1,500
Interest rate	3.45%